Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to May 10, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On April 5, 2021, the Company ended its lease agreement with its President for land in Texas.

On April 6, 2021, the Company issued a $500,000 convertible debenture under the terms of the convertible note signed on March 25, 2021.

On April 16, 2021, the Company signed a two year amendment property lease in Lansing, MI. Commencing on July 1, 2021 and ending on September 30, 2022, the Company will pay an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800.

On April 22, 2021, the Company issued a $3,000,000 convertible debenture under the terms of the convertible note signed on March 25, 2021.

On April 23, 2021, the Company issued 836,574 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture.

On April 26, 2021, the Company issued 2,063,391 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture.

On April 30, 2021, the Company issued 2,058,686 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture.

On May 4, 2021, the Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784 See Note 8 (A)).

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 12, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 25, 2021, the Company issued a stock option for 2,500,000 shares to a related party under the Company’s employee stock option plan. The exercise price was $0.134 per share

On January 25, 2021, the Company signed an amendment to a strategic partnership agreement with Kings Group for and exclusive sales agreement for up to $40 million.

On March 2, 2021, the Company issued 1,479,728 share of Common Stock in exchange for $88,783.68, per the terms of a cash stock warrant exercise.

On March 3, 2021, the Company received forgiveness for a $90,1000.00 Paycheck Protection Program loan granted on April 17, 2020.